GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2016
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

17) GEOGRAPHICAL INFORMATION

As at and for the year ended December 31, 2016 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$233,391	$489,341	$722,732
Operating expenses	134,593	113,324	247,917
Depletion, depreciation and accretion	126,062	202,902	328,964
Property, plant and equipment	304,048	434,382	738,430
Deferred income tax asset	183,691	549,672	733,363
Goodwill	451,121	200,542	651,663

As at and for the year ended December 31, 2015 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$369,559	$514,833	$884,392
Operating expenses	217,077	123,406	340,483
Depletion, depreciation and accretion	198,641	309,538	508,179
Property, plant and equipment	435,604	750,669	1,186,273
Deferred income tax asset	157,356	358,729	516,085
Goodwill	451,121	206,710	657,831

As at and for the year ended December 31, 2014 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$689,135	$837,059	$1,526,194
Operating expenses	254,135	94,461	348,596
Depletion, depreciation and accretion	236,027	331,615	567,642
Property, plant and equipment	1,028,436	1,624,629	2,653,065
Deferred income tax asset	104,752	192,560	297,312
Goodwill	451,121	173,269	624,390